United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-7193
(Investment Company Act File Number)

Federated Hermes Institutional Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-05-31

Date of Reporting Period: Six months ended 2024-11-30

Item 1.	Reports to Stockholders

Federated Hermes Government Ultrashort Fund

Class A Shares | FGUAX

Semi-Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Institutional Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$21	0.41%

Key Fund Statistics

Net Assets	$1,468,479,068
Number of Investments	228
Portfolio Turnover	12%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S Government Agency Securities	2.6%
U.S Treasury Securities	8.2%
Repurchase Agreements	24.0%
U.S Government Agency Mortgage-Backed Securities	63.8%

Semi-Annual Shareholder Report

Federated Hermes Government Ultrashort Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B706

30064-A (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Ultrashort Fund

Institutional Shares | FGUSX

Semi-Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Institutional Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13	0.26%

Key Fund Statistics

Net Assets	$1,468,479,068
Number of Investments	228
Portfolio Turnover	12%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S Government Agency Securities	2.6%
U.S Treasury Securities	8.2%
Repurchase Agreements	24.0%
U.S Government Agency Mortgage-Backed Securities	63.8%

Semi-Annual Shareholder Report

Federated Hermes Government Ultrashort Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B888

30064-B (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Ultrashort Fund

Class R6 Shares | FGULX

Semi-Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Institutional Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$12	0.24%

Key Fund Statistics

Net Assets	$1,468,479,068
Number of Investments	228
Portfolio Turnover	12%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S Government Agency Securities	2.6%
U.S Treasury Securities	8.2%
Repurchase Agreements	24.0%
U.S Government Agency Mortgage-Backed Securities	63.8%

Semi-Annual Shareholder Report

Federated Hermes Government Ultrashort Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B854

30064-D (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Ultrashort Fund

Service Shares | FEUSX

Semi-Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Institutional Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$18	0.36%

Key Fund Statistics

Net Assets	$1,468,479,068
Number of Investments	228
Portfolio Turnover	12%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S Government Agency Securities	2.6%
U.S Treasury Securities	8.2%
Repurchase Agreements	24.0%
U.S Government Agency Mortgage-Backed Securities	63.8%

Semi-Annual Shareholder Report

Federated Hermes Government Ultrashort Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B805

30064-C (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
November 30, 2024

Share Class | Ticker	A | FGUAX	Institutional | FGUSX	Service | FEUSX	R6 | FGULX

Federated Hermes Government Ultrashort Fund

A Portfolio of Federated Hermes Institutional Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2024 (unaudited)
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—50.6%
		Federal Home Loan Mortgage Corporation—26.3%
$ 368,310		Class FE, 5.320% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	$ 364,851
67,664		Series 242, Class F29, 5.170% (30-DAY AVERAGE SOFR +0.364%), 11/15/2036	66,724
49,656		Series 244, Class F22, 5.270% (30-DAY AVERAGE SOFR +0.464%), 12/15/2036	49,119
116,994		Series 244, Class F30, 5.220% (30-DAY AVERAGE SOFR +0.414%), 12/15/2036	115,617
20,786		Series 2111, Class MA, 5.420% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	20,794
21,238		Series 2111, Class MB, 5.420% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	21,246
21,690		Series 2111, Class MC, 5.420% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	21,698
23,756		Series 2286, Class FA, 5.320% (30-DAY AVERAGE SOFR +0.514%), 2/15/2031	23,727
57,614		Series 2296, Class FC, 5.420% (30-DAY AVERAGE SOFR +0.614%), 6/15/2029	57,601
101,045		Series 2326, Class FJ, 5.870% (30-DAY AVERAGE SOFR +1.064%), 6/15/2031	101,680
172,587		Series 2344, Class FP, 5.870% (30-DAY AVERAGE SOFR +1.064%), 8/15/2031	173,721
71,718		Series 2367, Class FG, 5.540% (30-DAY AVERAGE SOFR +0.734%), 6/15/2031	71,861
28,825		Series 2380, Class FI, 5.520% (30-DAY AVERAGE SOFR +0.714%), 6/15/2031	28,870
146,962		Series 2380, Class FL, 5.520% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	147,142
93,926		Series 2386, Class FE, 5.620% (30-DAY AVERAGE SOFR +0.814%), 6/15/2031	94,283
38,185		Series 2389, Class FI, 5.670% (30-DAY AVERAGE SOFR +0.864%), 6/15/2031	38,373
10,938		Series 2395, Class FT, 5.370% (30-DAY AVERAGE SOFR +0.564%), 12/15/2031	10,932
9,839		Series 2396, Class FL, 5.520% (30-DAY AVERAGE SOFR +0.714%), 12/15/2031	9,850
116,385		Series 2412, Class OF, 5.870% (30-DAY AVERAGE SOFR +1.064%), 12/15/2031	117,182
37,200		Series 2418, Class FO, 5.820% (30-DAY AVERAGE SOFR +1.014%), 2/15/2032	37,314
35,455		Series 2451, Class FC, 5.920% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	35,723
3,517		Series 2452, Class FG, 5.470% (30-DAY AVERAGE SOFR +0.664%), 3/15/2032	3,523
54,525		Series 2460, Class FE, 5.920% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	54,978
10,402		Series 2470, Class FI, 5.320% (30-DAY AVERAGE SOFR +0.514%), 10/15/2026	10,399
35,944		Series 2470, Class FW, 5.920% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	36,216
34,415		Series 2470, Class FX, 5.920% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	34,676
54,770		Series 2470, Class GF, 5.920% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	55,225
31,269		Series 2471, Class FS, 5.420% (30-DAY AVERAGE SOFR +0.614%), 2/15/2032	31,249
145,609		Series 2475, Class FL, 5.920% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	146,791
97,072		Series 2476, Class FC, 5.920% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	97,860
52,233		Series 2477, Class FD, 5.320% (30-DAY AVERAGE SOFR +0.514%), 7/15/2032	52,155
33,642		Series 2479, Class FA, 5.320% (30-DAY AVERAGE SOFR +0.514%), 8/15/2032	33,625
26,402		Series 2481, Class FC, 5.920% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	26,602
50,724		Series 2493, Class F, 5.320% (30-DAY AVERAGE SOFR +0.514%), 9/15/2029	50,675
20,573		Series 2495, Class F, 5.320% (30-DAY AVERAGE SOFR +0.514%), 9/15/2032	20,567
56,679		Series 2498, Class HF, 5.920% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	57,149
33,838		Series 2504, Class FP, 5.420% (30-DAY AVERAGE SOFR +0.614%), 3/15/2032	33,815
95,454		Series 2526, Class FC, 5.320% (30-DAY AVERAGE SOFR +0.514%), 11/15/2032	95,316
81,512		Series 2530, Class FK, 5.320% (30-DAY AVERAGE SOFR +0.514%), 6/15/2029	81,367
166,725		Series 2551, Class FD, 5.320% (30-DAY AVERAGE SOFR +0.514%), 1/15/2033	166,223
29,518		Series 2610, Class FD, 5.420% (30-DAY AVERAGE SOFR +0.614%), 12/15/2032	29,440
520,945		Series 2631, Class FC, 5.320% (30-DAY AVERAGE SOFR +0.514%), 6/15/2033	518,487
110,916		Series 2671, Class F, 5.370% (30-DAY AVERAGE SOFR +0.564%), 9/15/2033	110,494
158,160		Series 2684, Class FV, 5.820% (30-DAY AVERAGE SOFR +1.014%), 10/15/2033	159,402
704,991		Series 2750, Class FG, 5.320% (30-DAY AVERAGE SOFR +0.514%), 2/15/2034	701,650
1,808,396		Series 2750, Class FH, 5.420% (30-DAY AVERAGE SOFR +0.614%), 2/15/2034	1,805,611
27,712		Series 2796, Class FD, 5.270% (30-DAY AVERAGE SOFR +0.464%), 7/15/2026	27,699
218,386		Series 2812, Class LF, 5.320% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	218,157
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 210,195		Series 3036, Class NF, 5.220% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	$ 207,854
44,326		Series 3085, Class FW, 5.620% (30-DAY AVERAGE SOFR +0.814%), 8/15/2035	44,551
309,622		Series 3085, Class VF, 5.240% (30-DAY AVERAGE SOFR +0.434%), 12/15/2035	306,746
326,088		Series 3184, Class JF, 5.320% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	323,402
26,385		Series 3300, Class FA, 5.220% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	26,091
26,479		Series 3325, Class NF, 5.220% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	26,184
337,647		Series 3380, Class FP, 5.270% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	334,023
271,098		Series 3542, Class NF, 5.670% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	271,924
1,441,277		Series 4689, Class FD, 5.270% (30-DAY AVERAGE SOFR +0.464%), 6/15/2047	1,402,937
995,141		Series 4821, Class FL, 5.760% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	967,967
14,336,019		Series 4915, Class FD, 5.298% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	14,096,040
2,846,079		Series 4925, Class FH, 5.248% (30-DAY AVERAGE SOFR +0.514%), 10/25/2049	2,803,535
15,418,705		Series 4931, Class FJ, 5.298% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	15,145,971
2,378,252		Series 4936, Class PF, 5.348% (30-DAY AVERAGE SOFR +0.614%), 12/25/2049	2,321,642
6,702,790		Series 4965, Class KF, 5.498% (30-DAY AVERAGE SOFR +0.764%), 4/25/2050	6,579,669
29,167,526		Series 5323, Class FA, 5.384% (30-DAY AVERAGE SOFR +0.650%), 7/25/2053	28,843,247
23,001,699		Series 5428, Class FC, 5.934% (30-DAY AVERAGE SOFR +1.200%), 7/25/2054	22,941,257
19,145,006		Series 5452, Class JF, 6.034% (30-DAY AVERAGE SOFR +1.300%), 9/25/2054	19,142,238
19,881,443		Series 5458, Class PF, 5.734% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	19,930,886
3,872,715		Series KF73, Class AS, 5.521% (30-DAY AVERAGE SOFR +0.670%), 11/25/2029	3,871,244
12,537,779		Series KF76, Class AS, 5.461% (30-DAY AVERAGE SOFR +0.610%), 1/25/2030	12,500,263
1,378,746		Series KF85, Class AL, 5.263% (30-DAY AVERAGE SOFR +0.414%), 8/25/2030	1,376,936
3,704,227		Series KF87, Class AL, 5.313% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	3,697,501
5,866,564		Series KF88, Class AL, 5.293% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	5,854,573
28,686,762		Series KF146, Class AS, 5.729% (30-DAY AVERAGE SOFR +0.880%), 10/25/2032	28,741,904
26,000,000		Series KF147, Class AS, 5.729% (30-DAY AVERAGE SOFR +0.880%), 11/25/2032	26,082,766
23,129,930		Series KF148, Class AS, 5.689% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	23,314,995
20,116,943		Series KF149, Class AS, 5.489% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	20,099,691
37,882,484		Series KF150, Class AS, 5.409% (30-DAY AVERAGE SOFR +0.560%), 12/25/2032	37,845,742
34,776,468		Series KF151, Class AS, 5.359% (30-DAY AVERAGE SOFR +0.510%), 12/25/2032	34,743,482
46,234,725		Series KF157, Class AS, 5.509% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	46,557,198
		TOTAL	386,670,118
		Federal National Mortgage Association—8.6%
63,565		Class FB, 5.348% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	63,368
166,773		Class NF, 5.448% (30-DAY AVERAGE SOFR +0.714%), 2/25/2037	166,873
6,882		Series 1998-22, Class FA, 5.312% (30-DAY AVERAGE SOFR +0.514%), 4/18/2028	6,873
12,447		Series 2000-34, Class F, 5.298% (30-DAY AVERAGE SOFR +0.564%), 10/25/2030	12,405
5,260		Series 2000-37, Class FA, 5.348% (30-DAY AVERAGE SOFR +0.614%), 11/25/2030	5,250
25		Series 2001-34, Class FB, 5.212% (30-DAY AVERAGE SOFR +0.414%), 12/18/2028	25
8,577		Series 2001-34, Class FL, 5.348% (30-DAY AVERAGE SOFR +0.614%), 8/25/2031	8,582
27,349		Series 2001-46, Class F, 5.312% (30-DAY AVERAGE SOFR +0.514%), 9/18/2031	27,341
69,446		Series 2001-53, Class FX, 5.198% (30-DAY AVERAGE SOFR +0.464%), 10/25/2031	69,110
118,871		Series 2001-56, Class FG, 5.348% (30-DAY AVERAGE SOFR +0.614%), 10/25/2031	118,957
45,195		Series 2001-68, Class FD, 5.348% (30-DAY AVERAGE SOFR +0.614%), 12/25/2031	45,196
33,304		Series 2002-4, Class FJ, 5.298% (30-DAY AVERAGE SOFR +0.564%), 2/25/2032	33,289
80,202		Series 2002-8, Class FA, 5.662% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	80,622
65,523		Series 2002-9, Class FH, 5.348% (30-DAY AVERAGE SOFR +0.614%), 3/25/2032	65,581
101,468		Series 2002-17, Class JF, 5.848% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	102,329
103,803		Series 2002-34, Class FC, 5.912% (30-DAY AVERAGE SOFR +1.114%), 12/18/2031	104,621
63,718		Series 2002-37, Class F, 5.648% (30-DAY AVERAGE SOFR +0.914%), 11/25/2031	63,928
3,729		Series 2002-39, Class FB, 5.462% (30-DAY AVERAGE SOFR +0.664%), 3/18/2032	3,734
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 22,162		Series 2002-41, Class F, 5.398% (30-DAY AVERAGE SOFR +0.664%), 7/25/2032	$ 22,177
290,888		Series 2002-47, Class NF, 5.848% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	293,386
49,797		Series 2002-52, Class FD, 5.348% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	49,840
57,651		Series 2002-53, Class FG, 5.948% (30-DAY AVERAGE SOFR +1.214%), 7/25/2032	58,287
219,203		Series 2002-58, Class FD, 5.448% (30-DAY AVERAGE SOFR +0.714%), 8/25/2032	219,336
72,853		Series 2002-64, Class FJ, 5.848% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	73,471
10,872		Series 2002-74, Class FV, 5.298% (30-DAY AVERAGE SOFR +0.564%), 11/25/2032	10,873
42,888		Series 2002-75, Class FD, 5.912% (30-DAY AVERAGE SOFR +1.114%), 11/18/2032	43,309
108,035		Series 2002-77, Class FH, 5.312% (30-DAY AVERAGE SOFR +0.514%), 12/18/2032	107,868
26,335		Series 2002-82, Class FB, 5.348% (30-DAY AVERAGE SOFR +0.614%), 12/25/2032	26,287
109,507		Series 2002-82, Class FC, 5.848% (30-DAY AVERAGE SOFR +1.114%), 9/25/2032	110,608
1,319		Series 2002-82, Class FG, 5.298% (30-DAY AVERAGE SOFR +0.564%), 12/25/2032	1,319
237,764		Series 2002-89, Class F, 5.148% (30-DAY AVERAGE SOFR +0.414%), 1/25/2033	236,428
43,801		Series 2002-90, Class FH, 5.348% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	43,725
401,314		Series 2002-93, Class FJ, 5.398% (30-DAY AVERAGE SOFR +0.664%), 1/25/2033	400,983
45,147		Series 2003-2, Class FA, 5.348% (30-DAY AVERAGE SOFR +0.614%), 2/25/2033	45,064
36,796		Series 2003-14, Class FT, 5.348% (30-DAY AVERAGE SOFR +0.614%), 3/25/2033	36,725
78,893		Series 2003-19, Class FY, 5.248% (30-DAY AVERAGE SOFR +0.514%), 3/25/2033	78,560
67,525		Series 2003-21, Class TF, 5.298% (30-DAY AVERAGE SOFR +0.564%), 3/25/2033	67,291
164,851		Series 2003-66, Class FA, 5.198% (30-DAY AVERAGE SOFR +0.464%), 7/25/2033	163,653
176,918		Series 2003-79, Class FC, 5.298% (30-DAY AVERAGE SOFR +0.564%), 8/25/2033	176,120
89,384		Series 2003-102, Class FT, 5.248% (30-DAY AVERAGE SOFR +0.514%), 10/25/2033	89,242
223,219		Series 2003-107, Class FD, 5.348% (30-DAY AVERAGE SOFR +0.614%), 11/25/2033	222,630
539,525		Series 2003-116, Class HF, 5.398% (30-DAY AVERAGE SOFR +0.664%), 11/25/2033	538,731
168,176		Series 2003-121, Class FD, 5.248% (30-DAY AVERAGE SOFR +0.514%), 12/25/2033	167,435
175,777		Series 2004-2, Class FW, 5.248% (30-DAY AVERAGE SOFR +0.514%), 2/25/2034	175,662
365,232		Series 2004-17, Class FT, 5.248% (30-DAY AVERAGE SOFR +0.514%), 4/25/2034	363,252
191,250		Series 2004-49, Class FN, 5.248% (30-DAY AVERAGE SOFR +0.514%), 7/25/2034	190,957
447,559		Series 2004-49, Class FQ, 5.298% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	447,477
510,434		Series 2004-51, Class FY, 5.228% (30-DAY AVERAGE SOFR +0.494%), 7/25/2034	507,633
261,924		Series 2004-53, Class FC, 5.298% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	260,748
151,203		Series 2004-64, Class FW, 5.298% (30-DAY AVERAGE SOFR +0.564%), 8/25/2034	151,233
266,373		Series 2005-104, Class FA, 5.248% (30-DAY AVERAGE SOFR +0.514%), 12/25/2035	264,461
986,309		Series 2006-75, Class FP, 5.148% (30-DAY AVERAGE SOFR +0.414%), 8/25/2036	974,206
206,460		Series 2006-79, Class DF, 5.198% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	204,891
308,744		Series 2006-81, Class FA, 5.198% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	305,621
685,254		Series 2006-90, Class FE, 5.298% (30-DAY AVERAGE SOFR +0.564%), 9/25/2036	682,959
352,711		Series 2006-98, Class FB, 5.158% (30-DAY AVERAGE SOFR +0.424%), 10/25/2036	349,177
1,111,958		Series 2006-W1, Class 2AF1, 5.068% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	1,100,703
352,444		Series 2008-52, Class FD, 5.198% (30-DAY AVERAGE SOFR +0.464%), 6/25/2036	349,405
2,455,783		Series 2010-136, Class F, 5.348% (30-DAY AVERAGE SOFR +0.614%), 12/25/2040	2,429,988
4,475,110		Series 2012-116, Class FA, 5.148% (30-DAY AVERAGE SOFR +0.414%), 10/25/2042	4,397,445
6,029,745		Series 2013-130, Class FB, 5.298% (30-DAY AVERAGE SOFR +0.564%), 1/25/2044	5,957,120
3,233,188		Series 2018-31, Class FD, 5.148% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	3,134,006
9,677,430		Series 2018-70, Class HF, 5.198% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	9,486,119
4,759,810		Series 2018-95, Class FB, 5.248% (30-DAY AVERAGE SOFR +0.514%), 1/25/2049	4,659,410
17,885,058		Series 2019-41, Class FD, 5.348% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	17,636,241
6,726,694		Series 2019-81, Class FJ, 5.348% (30-DAY AVERAGE SOFR +0.614%), 1/25/2050	6,606,648
14,477,327		Series 2023-42, Class FB, 5.198% (30-DAY AVERAGE SOFR +0.464%), 11/25/2048	14,190,488
8,916,669		Series 2023-42, Class FC, 5.278% (30-DAY AVERAGE SOFR +0.544%), 12/25/2049	8,769,146
9,759,157		Series 2023-42, Class FD, 5.248% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	9,503,468
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 9,511,593		Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	$ 9,526,494
19,702,438		Series 2024-60, Class PF, 6.348% (30-DAY AVERAGE SOFR +0.000%), 11/25/2053	19,691,687
		TOTAL	126,578,077
		Government National Mortgage Association—15.7%
83,514		Series 2004-59, Class FV, 4.970% (CME Term SOFR 1 Month +0.364%), 10/20/2033	83,218
3,785,013		Series 2010-62, Class PF, 5.220% (CME Term SOFR 1 Month +0.614%), 5/20/2040	3,756,095
2,665,460		Series 2011-23, Class KF, 5.124% (CME Term SOFR 1 Month +0.514%), 2/16/2041	2,635,698
1,638,866		Series 2011-51, Class FA, 5.120% (CME Term SOFR 1 Month +0.514%), 4/20/2041	1,619,205
1,296,578		Series 2012-H15, Class FB, 5.471% (CME Term SOFR 1 Month +0.614%), 6/20/2062	1,293,860
368,276		Series 2012-H18, Class FA, 5.521% (CME Term SOFR 1 Month +0.664%), 8/20/2062	367,527
1,028,062		Series 2012-H18, Class SA, 5.551% (CME Term SOFR 1 Month +0.694%), 8/20/2062	1,027,009
2,198,531		Series 2012-H24, Class FC, 5.371% (CME Term SOFR 1 Month +0.514%), 10/20/2062	2,190,259
1,621,964		Series 2012-H25, Class BF, 5.351% (CME Term SOFR 1 Month +0.494%), 9/20/2062	1,616,917
1,198,330		Series 2012-H29, Class BF, 5.311% (CME Term SOFR 1 Month +0.454%), 11/20/2062	1,194,142
2,025,280		Series 2012-H29, Class CF, 5.311% (CME Term SOFR 1 Month +0.454%), 2/20/2062	2,017,461
654,851		Series 2012-H30, Class SA, 5.341% (CME Term SOFR 1 Month +0.484%), 12/20/2062	652,310
1,379,109		Series 2012-H31, Class FA, 5.321% (CME Term SOFR 1 Month +0.464%), 11/20/2062	1,374,589
6,394,451		Series 2016-147, Class AF, 5.120% (CME Term SOFR 1 Month +0.514%), 10/20/2046	6,260,386
8,072,222		Series 2017-H08, Class FC, 5.571% (CME Term SOFR 1 Month +0.714%), 3/20/2067	8,077,053
6,029,550		Series 2019-10, Class FC, 5.170% (CME Term SOFR 1 Month +0.564%), 1/20/2049	5,931,429
16,360,580		Series 2021-H06, Class JF, 6.260% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	16,470,481
8,923,269		Series 2021-H06, Class TF, 6.260% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	8,981,369
6,388,429		Series 2022-H06, Class FL, 5.210% (30-DAY AVERAGE SOFR +0.450%), 1/20/2072	6,381,053
17,759,541		Series 2023-13, Class JF, 5.410% (30-DAY AVERAGE SOFR +0.650%), 1/20/2053	17,601,385
15,065,287		Series 2023-84, Class JF, 5.660% (30-DAY AVERAGE SOFR +0.900%), 6/20/2053	15,055,906
34,945,944		Series 2023-H01, Class FB, 5.610% (30-DAY AVERAGE SOFR +0.850%), 1/20/2073	35,108,107
43,629,640		Series 2024-44, Class KF, 5.610% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	43,606,447
34,576,692		Series 2024-97, Class BF, 6.110% (30-DAY AVERAGE SOFR +1.350%), 6/20/2054	34,564,483
11,723,050		Series 2024-111, Class FM, 5.960% (30-DAY AVERAGE SOFR +1.200%), 7/20/2054	11,757,304
		TOTAL	229,623,693
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $744,121,951)	742,871,888
		MORTGAGE-BACKED SECURITIES—13.2%
		Federal Home Loan Mortgage Corporation—5.3%
14,379,562		5.000%, 2/1/2054	14,112,220
19,513,755		5.500%, 7/1/2053	19,499,783
14,268,828		6.000%, 9/1/2053	14,460,895
10,573,345		6.000%, 12/1/2053	10,712,364
18,371,087		6.000%, 3/1/2054	18,629,856
		TOTAL	77,415,118
		Federal National Mortgage Association—7.9%
1,213,035		3.500%, 9/1/2049	1,123,132
18,778,593		5.000%, 9/1/2053	18,435,333
9,186,562		5.500%, 2/1/2038	9,312,767
16,307,474		5.500%, 4/1/2038	16,521,313
22,993,252		5.500%, 12/1/2053	22,974,347
11,672,897		5.500%, 7/1/2054	11,670,595
19,069,591		6.000%, 1/1/2053	19,342,668
10,988,947		6.000%, 8/1/2053	11,143,733
5,507,552		6.500%, 5/1/2053	5,642,985
26,913		7.500%, 1/1/2032	28,162
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 23,433		7.500%, 8/1/2032	$ 24,851
		TOTAL	116,219,886
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $193,633,654)	193,635,004
		U.S. TREASURIES—8.2%
		U.S. Treasury Bills—7.3%
7,500,000		United States Treasury Bill, 4.110%, 10/30/2025	7,215,564
7,000,000		United States Treasury Bill, 4.300%, 4/17/2025	6,885,693
5,000,000		United States Treasury Bill, 4.430%, 3/4/2025	4,944,028
10,000,000		United States Treasury Bill, 4.445%, 2/25/2025	9,896,828
9,000,000		United States Treasury Bill, 4.490%, 1/30/2025	8,934,401
12,500,000		United States Treasury Bill, 4.510%, 1/23/2025	12,420,036
8,000,000		United States Treasury Bill, 4.515%, 1/16/2025	7,955,398
26,000,000		United States Treasury Bill, 4.555%, 12/31/2024	25,904,965
4,000,000		United States Treasury Bill, 4.590%, 12/24/2024	3,988,866
10,000,000		United States Treasury Bill, 4.655%, 12/3/2024	9,998,765
1,500,000		United States Treasury Bill, 4.755%, 2/6/2025	1,487,897
1,000,000		United States Treasury Bill, 4.810%, 3/20/2025	986,973
6,000,000		United States Treasury Bill, 4.990%, 12/10/2024	5,993,948
		TOTAL	106,613,362
	[1]	U.S. Treasury Notes—0.9%
6,000,000		United States Treasury Floating Rate Notes, 4.589% (91-day T-Bill +0.125%), 12/3/2024	5,997,168
2,500,000		United States Treasury Floating Rate Notes, 4.633% (91-day T-Bill +0.169%), 12/3/2024	2,500,150
3,000,000		United States Treasury Floating Rate Notes, 4.634% (91-day T-Bill +0.170%), 12/3/2024	2,999,267
2,000,000		United States Treasury Floating Rate Notes, 4.664% (91-day T-Bill +0.200%), 12/3/2024	2,000,124
		TOTAL	13,496,709
		TOTAL U.S. TREASURIES (IDENTIFIED COST $120,080,332)	120,110,071
		GOVERNMENT AGENCIES—2.6%
		Federal Home Loan Bank System—0.7%
2,000,000		4.330%, 3/28/2025	1,971,827
5,000,000		4.625%, 3/3/2025	5,000,000
2,000,000		4.640%, 1/27/2025	1,986,202
1,000,000		5.305%, 5/12/2025	1,001,267
		TOTAL	9,959,296
	[1]	Federal Home Loan Bank System Floating Rate Notes—1.9%
7,000,000		4.585% (SOFR +0.015%), 2/18/2025	6,999,651
8,000,000		4.590% (SOFR +0.020%), 3/13/2025	7,999,654
10,000,000		4.590% (SOFR +0.020%), 4/9/2025	9,999,910
2,000,000		4.730% (SOFR +0.160%), 7/21/2025	1,998,478
1,000,000		4.735% (SOFR +0.165%), 9/5/2025	1,000,909
		TOTAL	27,998,602
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $37,954,426)	37,957,898
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association ARM—0.0%
158,083		5.183%, 4/1/2033	156,017
5,306		6.340%, 2/1/2033	5,382
5,289		6.415%, 12/1/2032	5,361
38,470		6.445%, 5/1/2040	38,453
18,004		6.445%, 8/1/2040	18,007
238,518		7.119%, 8/1/2034	241,814
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$ 5,718		7.307%, 8/1/2032	$ 5,800
50,753		7.546%, 9/1/2035	51,905
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $529,359)	522,739
		REPURCHASE AGREEMENTS—24.0%
100,000,000		Interest in $750,000,000 joint repurchase agreement 4.59%, dated 11/29/2024 under which Bank of Montreal will repurchase securities provided as collateral for $750,286,875 on 12/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2073 and the market value of those underlying securities was $772,795,482.	100,000,000
100,000,000		Interest in $3,250,000,000 joint repurchase agreement 4.59%, dated 11/29/2024 under which Bank of Nova Scotia will repurchase securities provided as collateral for $3,251,243,125 on 12/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2054 and the market value of those underlying securities was $3,316,625,494.	100,000,000
152,378,000		Interest in $1,100,000,000 joint repurchase agreement 4.59%, dated 11/29/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,100,420,750 on 12/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2054 and the market value of those underlying securities was $1,122,000,000.	152,378,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $352,378,000)	352,378,000
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $1,448,697,722)[2]	1,447,475,600
		OTHER ASSETS AND LIABILITIES - NET—1.4%[3]	21,003,468
		TOTAL NET ASSETS—100%	$1,468,479,068

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	The cost of investments for federal tax purposes amounts to $1,448,698,313.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2024	Year Ended May 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.76	$9.78	$9.83	$9.90	$9.88	$9.83
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.53	0.34	0.00[2]	0.00[2]	0.11
Net realized and unrealized gain (loss)	0.01	(0.02)	(0.07)	(0.07)	0.03	0.08
Total From Investment Operations	0.27	0.51	0.27	(0.07)	0.03	0.19
Less Distributions:
Distributions from net investment income	(0.26)	(0.53)	(0.32)	(0.00)[2]	(0.01)	(0.14)
Distributions from net realized gain	—	—	—	(0.00)[2]	(0.00)[2]	—
Total Distributions	(0.26)	(0.53)	(0.32)	(0.00)[2]	(0.01)	(0.14)
Net Asset Value, End of Period	$9.77	$9.76	$9.78	$9.83	$9.90	$9.88
Total Return[3]	2.80%	5.37%	2.77%	(0.65)%	0.32%	1.92%
Ratios to Average Net Assets:
Net expenses[4]	0.41%[5]	0.41%	0.41%	0.41%	0.41%	0.50%
Net investment income	5.22%[5]	5.45%	3.52%	0.01%	0.09%	1.12%
Expense waiver/reimbursement[6]	0.14%[5]	0.15%	0.16%	0.17%	0.20%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$199,125	$74,227	$43,347	$20,566	$34,072	$39,260
Portfolio turnover[7]	12%	10%	76%	34%	30%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2024	Year Ended May 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.81	$9.83	$9.89	$9.96	$9.93	$9.89
Income From Investment Operations:
Net investment income (loss)[1]	0.27	0.55	0.30	0.02	0.02	0.16
Net realized and unrealized gain (loss)	0.02	(0.02)	(0.03)	(0.07)	0.04	0.05
Total From Investment Operations	0.29	0.53	0.27	(0.05)	0.06	0.21
Less Distributions:
Distributions from net investment income	(0.27)	(0.55)	(0.33)	(0.02)	(0.03)	(0.17)
Distributions from net realized gain	—	—	—	(0.00)[2]	(0.00)[2]	—
Total Distributions	(0.27)	(0.55)	(0.33)	(0.02)	(0.03)	(0.17)
Net Asset Value, End of Period	$9.83	$9.81	$9.83	$9.89	$9.96	$9.93
Total Return[3]	2.98%	5.53%	2.82%	(0.54)%	0.57%	2.12%
Ratios to Average Net Assets:
Net expenses[4]	0.26%[5]	0.26%	0.26%	0.26%	0.26%	0.26%
Net investment income	5.39%[5]	5.60%	3.09%	0.17%	0.24%	1.66%
Expense waiver/reimbursement[6]	0.15%[5]	0.17%	0.17%	0.17%	0.22%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$918,404	$695,495	$511,563	$786,207	$798,369	$806,378
Portfolio turnover[7]	12%	10%	76%	34%	30%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2024	Year Ended May 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.81	$9.83	$9.89	$9.95	$9.93	$9.88
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.54	0.32	0.01	0.02	0.16
Net realized and unrealized gain (loss)	0.02	(0.02)	(0.06)	(0.06)	0.02	0.05
Total From Investment Operations	0.28	0.52	0.26	(0.05)	0.04	0.21
Less Distributions:
Distributions from net investment income	(0.26)	(0.54)	(0.32)	(0.01)	(0.02)	(0.16)
Distributions from net realized gain	—	—	—	(0.00)[2]	(0.00)[2]	—
Total Distributions	(0.26)	(0.54)	(0.32)	(0.01)	(0.02)	(0.16)
Net Asset Value, End of Period	$9.83	$9.81	$9.83	$9.89	$9.95	$9.93
Total Return[3]	2.93%	5.42%	2.72%	(0.53)%	0.37%	2.12%
Ratios to Average Net Assets:
Net expenses[4]	0.36%[5]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	5.31%[5]	5.49%	3.20%	0.07%	0.14%	1.60%
Expense waiver/reimbursement[6]	0.16%[5]	0.17%	0.18%	0.17%	0.22%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$137,391	$148,695	$151,233	$175,146	$187,175	$228,306
Portfolio turnover[7]	12%	10%	76%	34%	30%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2024	Year Ended May 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.81	$9.84	$9.89	$9.95	$9.93	$9.89
Income From Investment Operations:
Net investment income (loss)[1]	0.27	0.55	0.34	0.02	0.03	0.15
Net realized and unrealized gain (loss)	0.02	(0.03)	(0.05)	(0.06)	0.02	0.06
Total From Investment Operations	0.29	0.52	0.29	(0.04)	0.05	0.21
Less Distributions:
Distributions from net investment income	(0.27)	(0.55)	(0.34)	(0.02)	(0.03)	(0.17)
Distributions from net realized gain	—	—	—	(0.00)[2]	(0.00)[2]	—
Total Distributions	(0.27)	(0.55)	(0.34)	(0.02)	(0.03)	(0.17)
Net Asset Value, End of Period	$9.83	$9.81	$9.84	$9.89	$9.95	$9.93
Total Return[3]	2.99%	5.44%	2.94%	(0.42)%	0.49%	2.14%
Ratios to Average Net Assets:
Net expenses[4]	0.24%[5]	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	5.42%[5]	5.60%	3.41%	0.20%	0.26%	1.55%
Expense waiver/reimbursement[6]	0.13%[5]	0.15%	0.15%	0.14%	0.19%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$213,559	$166,299	$147,802	$125,883	$72,998	$54,636
Portfolio turnover[7]	12%	10%	76%	34%	30%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
November 30, 2024 (unaudited)

Assets:
Investment in repurchase agreements	$352,378,000
Investment in securities	1,095,097,600
Investment in securities, at value (identified cost $1,448,697,722)	1,447,475,600
Income receivable	2,151,948
Receivable for shares sold	21,191,978
Total Assets	1,470,819,526
Liabilities:
Payable for shares redeemed	1,489,799
Income distribution payable	740,757
Payable for investment adviser fee (Note 5)	9,548
Payable for administrative fee (Note 5)	6,129
Payable for Directors’/Trustees’ fees (Note 5)	491
Payable for other service fees (Notes 2 and 5)	32,220
Accrued expenses (Note 5)	61,514
Total Liabilities	2,340,458
Net assets for 149,553,648 shares outstanding	$1,468,479,068
Net Assets Consist of:
Paid-in capital	$1,476,319,474
Total distributable earnings (loss)	(7,840,406)
Total Net Assets	$1,468,479,068
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($199,124,963 ÷ 20,373,934 shares outstanding), no par value, unlimited shares authorized	$9.77
Institutional Shares:
Net asset value per share ($918,403,823 ÷ 93,461,532 shares outstanding), no par value, unlimited shares authorized	$9.83
Service Shares:
Net asset value per share ($137,390,657 ÷ 13,983,368 shares outstanding), no par value, unlimited shares authorized	$9.83
Class R6 Shares:
Net asset value per share ($213,559,625 ÷ 21,734,814 shares outstanding), no par value, unlimited shares authorized	$9.83
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended November 30, 2024 (unaudited)

Investment Income:
Interest	$35,781,801
Expenses:
Investment adviser fee (Note 5)	1,581,548
Administrative fee (Note 5)	491,949
Custodian fees	24,562
Transfer agent fees (Note 2)	272,285
Directors’/Trustees’ fees (Note 5)	3,239
Auditing fees	17,076
Legal fees	5,472
Portfolio accounting fees	91,745
Other service fees (Notes 2 and 5)	169,408
Share registration costs	54,900
Printing and postage	16,768
Miscellaneous (Note 5)	31,960
TOTAL EXPENSES	2,760,912
Waiver and Reimbursements:
Waiver of investment adviser fee (Note 5)	(835,402)
Reimbursements of other operating expenses (Notes 2 and 5)	(99,278)
TOTAL WAIVER AND REIMBURSEMENTS	(934,680)
Net expenses	1,826,232
Net investment income	33,955,569
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(353,413)
Net change in unrealized depreciation of investments	2,555,160
Net realized and unrealized gain (loss) on investments	2,201,747
Change in net assets resulting from operations	$36,157,316
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2024	Year Ended 5/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,955,569	$53,062,981
Net realized gain (loss)	(353,413)	(240,284)
Net change in unrealized appreciation/depreciation	2,555,160	(2,289,313)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,157,316	50,533,384
Distributions to Shareholders:
Class A Shares	(3,404,026)	(3,796,603)
Institutional Shares	(21,752,826)	(32,218,907)
Service Shares	(3,922,882)	(8,226,320)
Class R6 Shares	(5,277,987)	(8,835,844)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,357,721)	(53,077,674)
Share Transactions:
Proceeds from sale of shares	803,439,020	837,676,145
Net asset value of shares issued to shareholders in payment of distributions declared	30,224,194	45,376,531
Cost of shares redeemed	(451,700,409)	(649,736,478)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	381,962,805	233,316,198
Change in net assets	383,762,400	230,771,908
Net Assets:
Beginning of period	1,084,716,668	853,944,760
End of period	$1,468,479,068	$1,084,716,668
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
November 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Government Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as
Semi-Annual Financial Statements and Additional Information

those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursement of $934,680 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended November 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$23,081	$(3,374)
Institutional Shares	194,982	(73,989)
Service Shares	44,253	(21,915)
Class R6 Shares	9,969	—
TOTAL	$272,285	$(99,278)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended November 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$96,692
Service Shares	72,716
TOTAL	$169,408
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2024		Year Ended 5/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	17,220,075	$168,336,280	10,688,311	$104,294,744
Shares issued to shareholders in payment of distributions declared	341,913	3,342,155	376,235	3,665,414
Shares redeemed	(4,796,847)	(46,869,136)	(7,888,056)	(76,698,361)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	12,765,141	$124,809,299	3,176,490	$31,261,797
	Six Months Ended 11/30/2024		Year Ended 5/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	54,508,624	$535,873,877	55,285,301	$541,471,831
Shares issued to shareholders in payment of distributions declared	1,959,708	19,257,245	2,783,367	27,269,500
Shares redeemed	(33,917,731)	(333,378,765)	(39,176,689)	(383,546,733)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	22,550,601	$221,752,357	18,891,979	$185,194,598
	Six Months Ended 11/30/2024		Year Ended 5/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,057,106	$10,382,908	2,701,042	$26,462,039
Shares issued to shareholders in payment of distributions declared	391,719	3,849,298	822,758	8,058,632
Shares redeemed	(2,627,395)	(25,805,745)	(3,741,015)	(36,658,733)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,178,570)	$(11,573,539)	(217,215)	$(2,138,062)
	Six Months Ended 11/30/2024		Year Ended 5/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	9,041,889	$88,845,955	16,877,915	$165,447,531
Shares issued to shareholders in payment of distributions declared	384,209	3,775,496	651,577	6,382,985
Shares redeemed	(4,646,384)	(45,646,763)	(15,600,780)	(152,832,651)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	4,779,714	$46,974,688	1,928,712	$18,997,865
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	38,916,886	$381,962,805	23,779,966	$233,316,198
4. FEDERAL TAX INFORMATION
At November 30, 2024, the cost of investments for federal tax purposes was $1,448,698,313. The net unrealized depreciation of investments for federal tax purposes was $1,222,713. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,556,662 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,779,375.
As of May 31, 2024, the Fund had a capital loss carryforward of $5,851,652 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Semi-Annual Financial Statements and Additional Information

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,760,106	$2,091,546	$5,851,652
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended November 30, 2024, the Adviser voluntarily waived $835,402 of its fee and voluntarily reimbursed $99,278 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.05%
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
The Fund’s Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended November 30, 2024, FSSC received $271 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.41%, 0.26%, 0.36% and 0.24% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information

6. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2024, the Fund had no outstanding loans. During the six months ended November 30, 2024, the Fund did not utilize the LOC.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2024, there were no outstanding loans. During the six months ended November 30, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Institutional Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	714,358,854.839	1,076,333.751	0	N/A
John B. Fisher	714,459,491.978	975,696.612	0	N/A
John G. Carson	714,390,526.531	1,044,662.059	0	N/A
G. Thomas Hough	714,417,084.158	1,018,104.432	0	N/A
Karen L. Larrimer	714,492,965.310	942,223.280	0	N/A
Max F. Miller	714,404,534.493	1,030,654.097	0	N/A
Frank J. Nasta	714,445,567.501	989,621.089	0	N/A
Thomas M. O’Neill	713,648,793.998	1,786,394.592	0	N/A
Madelyn A. Reilly	713,797,516.590	1,637,672.000	0	N/A
John S. Walsh	713,582,576.007	1,852,612.583	0	N/A
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Government Ultrashort Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2023. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2022, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Government Ultrashort Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B706
CUSIP 31420B888
CUSIP 31420B805
CUSIP 31420B854
30064 (1/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Government Ultrashort Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Government Ultrashort Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Government Ultrashort Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Government Ultrashort Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Institutional Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  January 22, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025